SHARE-BASED COMPENSATION (Narrative) (Details)	1 Months Ended		12 Months Ended								12 Months Ended		1 Months Ended			0 Months Ended	12 Months Ended						12 Months Ended			12 Months Ended					12 Months Ended									12 Months Ended
	Jun. 30, 2014 Rate	Dec. 31, 2013 CNY Rate	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2014 Cash-settled performance units [Member] CNY	Dec. 31, 2013 Cash-settled performance units [Member] CNY	Dec. 31, 2014 Equity-settled performance units [Member]	Dec. 31, 2012 Equity-settled performance units [Member]	Sep. 30, 2013 Equity-settled performance units [Member] Management [Member]	Sep. 30, 2013 Equity-settled performance units [Member] Management [Member] Annually Vesting [Member]	Sep. 30, 2013 Equity-settled performance units [Member] Management [Member] Vesting Depedent On Performance Targets [Member] increments	Aug. 04, 2004 Expedia [Member] USD ($)	Dec. 31, 2014 Expedia [Member]	Dec. 31, 2013 Expedia [Member]	Dec. 31, 2014 Minimum [Member] Equity-settled performance units [Member]	Dec. 31, 2014 Maximum [Member] Equity-settled performance units [Member]	Dec. 31, 2014 Ordinary shares [Member] USD ($)	Dec. 31, 2014 ADS [Member] USD ($)	Dec. 31, 2014 2001 Plan [Member]	Aug. 26, 2003 2001 Plan [Member] Ordinary shares [Member]	Apr. 30, 2001 2001 Plan [Member] Ordinary shares [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2014 2004 Plan [Member] Cash-settled performance units [Member]	Dec. 31, 2014 2004 Plan [Member] Minimum [Member]	Dec. 31, 2014 2004 Plan [Member] Maximum [Member]	Jul. 31, 2004 2004 Plan [Member] Ordinary shares [Member]	Dec. 31, 2014 2009 Plan [Member]	Dec. 31, 2012 2009 Plan [Member]	Dec. 31, 2014 2009 Plan [Member] Equity-settled performance units [Member]	Dec. 31, 2014 2009 Plan [Member] Minimum [Member]	Dec. 31, 2014 2009 Plan [Member] Maximum [Member]	Sep. 18, 2013 2009 Plan [Member] Ordinary shares [Member]	Apr. 24, 2012 2009 Plan [Member] Ordinary shares [Member]	Mar. 17, 2011 2009 Plan [Member] Ordinary shares [Member]	May 31, 2009 2009 Plan [Member] Ordinary shares [Member]	Dec. 31, 2014 2009 Plan - Voluntary Exchange Program [Member] Equity-settled performance units [Member] CNY	Dec. 31, 2012 2009 Plan - Voluntary Exchange Program [Member] Equity-settled performance units [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant																								5,500,000	4,000,000					4,000,000						17,000,000	12,000,000	6,000,000	3,000,000
Share option expiration period																							10 years					5 years	10 years		5 years
Option to performance unit exchange ratio	0.8	0.8
Vesting period for plan											2 years	2 years		5 years					2 years	5 years								3 years	5 years					3 years	5 years
Vesting increments															3
Fair value of options vested			$ 1,915,002	11,881,819		5,144,179		15,790,217
Options cancelled																										302,762						1,158,984
Price per share																					$ 8.975	$ 17.95
Intrinsic value of share options exercised			1,600,000		3,000,000		1,600,000
Options granted																711,429
Options granted, exercise price																$ 5.25
Options Exercised																	4,286
Options exercised, forfeited or expired																	711,429
Accrued expenses and other current liabilities		179,159,921	47,111,891	292,310,439		179,159,921			1,600,040	1,574,681
Granted													6,300,000														41,808						976,347							245,698	1,169,406
Incremental share-based compensation cost																																								6,397,989	22,214,132
Fair value of performance units, vested				64,204,363		33,268,711		6,830,623
Cash paid to settle performance units				1,496,087		816,978		948,780
Unrecognized compensation cost related to non-vested stock options				192,510,327
Unrecognized compensation cost, recognition period			4 years 7 months 10 days	4 years 7 months 10 days